DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT

NOTE 3 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	March 31, 2021		December 31, 2020
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$16,486	7.75%	$23,327	7.75%
Third Party - Insurance Note 2	—	5.26%	10,457	5.26%
Third Party - Insurance Note 3	5,250	—	9,158	—
Third Party - Insurance Note 4	215,654	—	—	—
Total	$237,390		$42,942

The Company entered into an agreement on December 23, 2020 with its insurance provider by issuing a $23,327 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,416 through October 23, 2021. The balance of Insurance Note 1 as of March 31, 2021 and December 31, 2020 was $16,486 and $23,327, respectively.

The Company entered into an agreement on April 15, 2020 with its insurance provider by issuing a $51,379 note payable (Insurance Note 2) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 5.26% payable in monthly installments of principal and interest totaling $5,263 through February 15, 2021. At March 31, 2021 and December 31, 2020, the balance of Insurance Note 2 was zero and $10,457, respectively.

The Company entered into an agreement on September 15, 2020 with its insurance provider by issuing a $13,796 note payable (Insurance Note 3) for the purchase of an insurance policy, secured by 12 monthly installments. At March 31, 2021 and December 31, 2020, the balance of Insurance Note 3 was $5,250 and $9,158, respectively.

The Company entered into an agreement on February 3, 2020 with its insurance provider by issuing a $165,375 note payable (Insurance Note 4) with a down payment of $55,563 for the purchase of an insurance policy secured by eight monthly installments of $13,726 through December 3, 2020. The policy renewed on February 3, 2021 in the amount of $215,654 with a down payment paid in the amount of $37,000 on April 6, 2021 and ten monthly installments of $17,899. At March 31, 2021 and December 31, 2020, the balance of Insurance Note 4 was $215,654 and zero, respectively.

Equipment Financing

The Company entered into an agreement on August 26, 2019 with an equipment financing company by issuing a $147,810 secured note, with an annual interest rate of 12.72% and payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022. The Company entered into an additional agreement on May 22, 2020 with the same equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At March 31, 2021 and December 31, 2020, the balance of these notes was $171,352 and $192,804, respectively.

At March 31, 2021, future minimum lease payments due under the equipment financing is as follows:

As of December 31,	Amount
2021	$79,941
2022	86,735
2023	23,515
Total minimum equipment financing payments	$190,191
Less: interest	(18,839)
Total equipment financing at March 31, 2021	$171,352
Less: current portion of equipment financing	(92,224)
Long term portion of equipment financing	$79,128

Notes Payable – SBA Loan

	March 31, 2021		December 31, 2020
Payable To	Principal	Interest	Principal	Interest

SBA loan	$—		$1,410,270	1%
Total	—		1,410,270
Less current portion	—		(863,845)
Long term portion	$—		$546,425

On April 23, 2020, the Company entered into a promissory note (the “Note”) with BBVA USA, which provided for a loan in the amount of $1,410,270 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan had a two-year term and accrued interest at a rate of 1.00% per annum (APR 1.014%). Monthly principal and interest payments were deferred for nine months after the date of disbursement. The Loan could be prepaid at any time prior to maturity with no prepayment penalties. The Company applied for the PPP loan forgiveness and was granted forgiveness on February 1, 2021. At March 31, 2021 and December 31, 2020, the loan balance was zero and $1,410,270, respectively.

NOTE 7 – DEBT

Notes Payable – Insurance Premium Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2020		December 31, 2019
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$23,327	7.75%	$28,500	7.31%
Third Party - Insurance Note 2	10,457	5.26%	—	6.36%
Third Party - Insurance Note 3	9,158	—	13,799	—
Third Party - Insurance Note 4	—	—	—	—
Total	$42,942		$42,299

The Company entered into an agreement on December 23, 2019 with its insurance provider by issuing a $28,500 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.31% payable in monthly installments of principal and interest totaling $2,218 through October 23, 2020. The policy renewed on December 23, 2020 in the amount of $30,994 with an annual interest rate of 7.75% payable in monthly installments of principal and interest totaling $2,416 through October 23, 2021.  The balance of Insurance Note 1 as of December 31, 2020 and December 31, 2019 was $23,327 and $28,500, respectively.

The Company entered into an agreement on April 15, 2019 in the amount of $51,940 with an annual interest rate of 6.36% payable (Insurance Note 2) with monthly installments of principal and interest totaling $5,326 through December 15, 2019 and the Company renewed the policy on April 15, 2020 in the amount of $51,379 with an annual interest rate of 5.26% payable in monthly installments of principal and interest totaling $5,263 through February 15, 2021. At December 31, 2020 and December 31, 2019, the balance of Insurance Note 2 was $10,457 and zero, respectively.

The Company entered into an agreement on September 15, 2019 in the amount of $13,799 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy, secured by 5 installment payments.  The Company renewed the policy on September 15, 2020, secured by 12 monthly installments. At December 31, 2020 and December 31, 2019, the balance of Insurance Note 3 was $9,158 and $13,799, respectively.

The Company entered into an agreement on February 3, 2019 in the amount of $141,058 with an annual interest rate of 6.36% payable in monthly installments of principal and interest totaling $14,520 (Insurance Note 4) through December 3, 2019. The policy renewed on February 3, 2020 in the amount of $109,812 with eight monthly installments of $13,726. At December 31, 2020 and December 31, 2019, the balance of Insurance Note 4 was zero and zero, respectively.

Equipment Financing

The Company entered into an agreement on August 26, 2019 with an equipment financing company by issuing a $147,810 secured  note, with an annual interest rate of 12.72% and payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022.  The Company entered into an additional agreement on May 22, 2020 with the same equipment financing company by issuing a $121,637 secured note, with an annual interest rate of 9.90% and payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At December 31, 2020 and 2019, the balance of these notes was $192,804 and $134,098 respectively.

At December 31, 2020, future minimum note payments due under the equipment financing agreements are as follows:

As of December 31,	Amount
2021	$106,588
2022	86,735
2023	23,515
Total minimum equipment financing payments	$216,838
Less: interest	(24,034)
Total equipment financing at December 31, 2020	$192,804
Less: current portion of equipment financing	(89,620)
Long-term portion of equipment financing	$103,184

Notes Payable – Related Parties

	December 31, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

Related party	$—		$267,000	3%
Related party	—		733,000	3%
Total	—		1,000,000
Less unamortized discounts	—		(94,627)
Total, net	$—		$905,373

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company the aggregate principal amount of $267,000, pursuant to a note, repayable on June 25, 2020. The note carried an annual interest rate of 3%. In addition, the Company issued warrants permitting the related party to purchase for cash 11,920 shares of the Company’s common stock at a price of $7.70 per share. On June 22, 2020, the Company repaid this short-term note in the amount of $267,000. The balance of this note as of December 31, 2020 and 2019 was zero and $267,000, respectively.

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company the aggregate principal amount of $733,000, pursuant to a note, repayable on June 25, 2020. The note carried an annual interest rate of 3%. In addition, the Company issued warrants permitting the related party to purchase for cash 32,724 shares of the Company’s common stock at a price of $7.70 per share. On June 22, 2020, the Company repaid this short-term note in the amount of $733,000.  The balance of this note as of December 31, 2020  and 2019 was zero and $733,000, respectively.

The Company determined the relative fair value between the notes and the warrants on the issue date utilizing the Bi-nominal Lattice Pricing Model for the warrants. As a result, the Company allocated $146,779 to the warrants, which was recorded as a debt discount with an offset to additional paid in capital in the accompanying consolidated financial statements. The fair value pricing model used the following assumptions: stock price $7.00, warrant exercise price $7.70, expected term of 5 years, expected volatility of 86% and discount rate of 1.609%.

For the year ended December 31, 2020, the Company recorded $94,627 for amortization of the debt discount discussed above to interest expense in the accompanying consolidated financial statements.

Notes Payable

The Company entered into an agreement on August 12, 2019 with a shareholder by executing a short-term $262,500 note repayable on November 11, 2019. The note was issued with a 5% original issue discount and the Company received a net amount of $250,000. No other consideration was given.  On November 12, 2019, the Company repaid the short-term note in the amount of $262,500.  The original issue discount of $12,500 was fully amortized in 2019.

Notes Payable – SBA Loan

	December 31, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

SBA loan	$1,410,270	1%	$—
Total	1,410,270		—
Less current portion	(627,465)		—
Long-term portion	$782,805		$—

On April 23, 2020, the Company entered into a promissory note (the “Note”) with BBVA USA, which provides for a loan in the amount of $1,410,270 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan has a two-year term and bears interest at a rate of 1.00% per annum (APR 1.014%). Monthly principal and interest payments are deferred for seven months after the date of disbursement and was extended additional six months from the date of disbursement. The Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company applied for the PPP loan forgiveness and was granted forgiveness on February 1, 2021.  (see Note 15)